Financial Instruments and Risk Management (Details) - CHF (SFr)	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	SFr 15,053,209	SFr 32,557,122
Financial liabilities	17,559,598	18,971,366
Trade and other payables [Member] | At amortized cost [Member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	1,200,820	1,837,997
Accrued expenses [Member] | At amortized cost [Member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	4,395,609	4,652,033
Loan [Member] | At amortized cost [Member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	10,126,406	12,364,204
Derivative financial instruments [Member] | At fair value through profit and loss [Member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	1,836,763	117,132
Cash and cash equivalents [Member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	14,973,369	32,422,222
Other receivables [Member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	SFr 79,840	SFr 134,900